Trade receivables	12 Months Ended
Dec. 31, 2024
Disclosure of Trade Receivable [Abstract]
Trade receivables
20. Trade receivables
The following table provides a breakdown for trade receivables:

	At December 31,
(€ thousands)	2024	2023
Trade receivables before loss allowance	263,380	247,138
Loss allowance	(14,590)	(6,681)
Total trade receivables	248,790	240,457
The following table provides a breakdown for the loss allowance relating to trade receivables:

	Loss allowance
(€ thousands)	2024	2023
At January 1,	(6,681)	(6,512)
Provisions	(11,174)	(3,276)
Utilizations	353	285
Releases	3,062	2,829
Exchange differences and other	(150)	(7)
At December 31,	(14,590)	(6,681)

The Group applies the simplified approach available under IFRS 9 to always measure the loss allowance for trade receivables at an amount equal to lifetime expected credit losses. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date (See Note 35 — Qualitative and quantitative information on financial risks for additional information).
The Group has recognized a loss allowance of 100% against all receivables that are greater than 180 days past due because historical experience has indicated that these receivables are generally not recoverable, except in certain cases where the receivables are covered by insurance agreements. The Group generally writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery (e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings). None of the trade receivables that have been written off are subject to enforcement activities.
The following table presents trade receivables by geographic area:

	At December 31,
(€ thousands)	2024	2023
EMEA (1)	97,619	102,653
of which Italy	58,460	60,174
Americas (2)	65,491	47,572
of which United States	50,294	33,028
Greater China Region	56,682	61,990
Rest of APAC (3)	28,998	28,242
Total trade receivables	248,790	240,457
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(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.